Note 11 - Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other provisions [text block]

	December 31, 2017	December 31, 2016

Opening balance	$1,747	$1,100
Accretion	39	25
Change in estimate	(124)	621
Closing balance	$1,662	$1,747